Cover	Jan. 31, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2022
Entity File Number	001-39881
Entity Registrant Name	EMBARK TECHNOLOGY, INC.
Entity Central Index Key	0001827980
Entity Tax Identification Number	85-3343695
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	424 Townsend St.
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	671-9628
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	EMBK
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	EMBKW
Security Exchange Name	NASDAQ